LONG-TERM DEBT AND OTHER DEBTS - Schedule of Convertible and Non-Convertible Debentures (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Beginning balance	$ 224,942,365
Ending balance	257,874,872	$ 224,942,365
Convertible Debenture
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Beginning balance	44,656,323	41,743,240
Accretion expense	1,596,312	2,913,083
Ending balance	46,252,635	44,656,323
Non Convertible Debentures
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Beginning balance	44,532,212	42,237,853
Accretion expense	1,298,932	2,346,874
Foreign currency translation adjustment	(1,070,783)	(52,515)
Ending balance	44,760,361	44,532,212
SIF Loan
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Beginning balance	15,124,280	6,189,814
Addition	0	8,903,080
Accretion expense	147,159	403,408
Foreign currency translation adjustment	(362,314)	(372,022)
Ending balance	$ 14,909,125	$ 15,124,280